Inventories (Details) - ZAR (R) R in Millions	Jun. 30, 2023	Jun. 30, 2022
Inventories
Crude oil and other raw materials	R 5,622	R 6,515
Process material	3,220	2,079
Maintenance materials	6,889	5,636
Work in progress	2,614	2,661
Manufactured products	23,658	23,988
Consignment inventory	202	231
Total inventories	R 42,205	R 41,110